RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Mar. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE – 13 RELATED PARTY BALANCES AND TRANSACTIONS

The related party of the Company with whom transactions are reported in these consolidated financial statements are as follows:

Name of Individual	Relationship with the Company
Roma Appraisals Limited (the “RAL”)*	Fellow subsidiary of RRA prior to the reorganization
Project P Enterprise Limited (the “Project P”)*	Fellow subsidiary of RRA prior to the reorganization
KLS Consultants Limited (the “KLS”)*	Fellow subsidiary of RRA prior to the reorganization
B.I. Appraisals Limited (the “B.I. Appraisals”)*	Fellow subsidiary of RRA prior to the reorganization
Ranger Advisory Co. Limited (“Ranger”)#	Related company formerly controlled by Mr. Cheng, former director
Kingsley Cheng (“Mr. Cheng)#	Former director of the Company
Claire Luk	Director of the Company

*	RAL, Project P, KLS and B.I. Appraisals were no longer related parties of the Company after the reorganization in July 2022.

#	Mr. Cheng resigned as a director of the Company on April 6, 2023. As a result, Ranger ceased to be related party since April 6, 2023.

		As of March 31,
Name of related party	Nature of balance	2023	2024	2024
		HKD	HKD	USD

Ranger*	Accounts payable	$205,767	$-	$-
Kingsley Cheng	Due to directors	$501,797	$-	$-
Claire Luk	Due to directors	$58,500	$1,269,266	$162,726

ROMA GREEN FINANCE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MARCH 31, 2022, 2023 AND 2024

Due to directors represent advances from its related parties for the Company’s payment for daily operating purpose. The balances are unsecured, non-interest bearing, and payable on demand.

		Years ended March 31,
		2022	2023	2024	2024
Name of related party	Nature of transaction	HKD	HKD	HKD	USD

B.I. Appraisals	Revenue	$86,000	$-	$-	$-
Ranger#	Cost of revenue	2,973,970	-	-	-
RAL*	Management fee	4,851,764	-	-	-
Project P*	Management fee	60,302	-	-	-
KLS*	Management fee	$83,783	$-	$-	$-

*	RAL, Project P and KLS were no longer related parties of the Company after the reorganization in July 2022.

Apart from the transactions and balances detailed elsewhere in these accompanying consolidated financial statements, the Company has no other significant or material related party transactions during the years presented.